6. PREMISES AND EQUIPMENT	12 Months Ended
Sep. 30, 2013
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT

Premises and equipment are summarized as follows:

	September 30,
	2013	2012

Land	$ 13,270	$ 11,674
Buildings and improvements	24,539	22,403
Furniture, fixtures and equipment	12,818	12,667
	50,627	46,744
Less accumulated depreciation	(18,075)	(17,240)

	$ 32,552	$ 29,504

Pursuant to the terms of non-cancelable lease agreements in effect at September 30, 2013 pertaining to banking premises and equipment, future minimum rent commitments under various operating leases are as follows:

2014	$ 35
2015	35
2016	35
2017	27
2018	-
$ 132

All leases contain options to extend for periods from three to ten years. Total rent expense for the years ended September 30, 2013, 2012, and 2011 amounted to $132, $93 and $101 respectively.